Principal subsidiaries - Narrative (Details) - GBP (£) £ in Millions	10 Months Ended
	Oct. 25, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total assets		£ 1,518,202	£ 1,477,487	£ 1,513,700
Total liabilities		1,445,721	1,405,623	1,444,400
Balances with banks and other regulatory authorities		2,945	3,758	£ 3,457
Total for all unconsolidated structured entities
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Total assets		199,520	151,526
Principal subsidiary companies
Disclosure of subsidiaries [line items]
Total assets		2,015,000	2,022,000
Total liabilities		£ 1,919,000	£ 1,927,000